INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Intangible assets
Total cost	$ 1,040,433	$ 1,040,433
Accumulated amortization	(283,850)	(231,829)
Net book value	756,583	808,604
Acquired technology - Polytherapeutics
Intangible assets
Total cost	40,433	40,433
Technology license - Skinvisible
Intangible assets
Total cost	$ 1,000,000	$ 1,000,000